U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
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1.      Name and address of issuer:
        Midland National Life Insurance Company
        One Midland Plaza
        Sioux Falls, SD 57193

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2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):9

        Midland National Separate Account A

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3.      Investment Company Act File Number:        811-05271

        Securities Act File Number: 33-76318 and all other relevant 33 and 333 number associated with this separate account.
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4(a).   Last day of fiscal year for which this Form is filed: December 31, 2003

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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).   Check box if this is the last time the issuer will be filing this Form.
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5.      Calculation of registration fee:

        (i)       Aggregate sale price of securities sold          $ 70,425,020
                  during the fiscal year pursuant to section       ------------
                  24(f):

        (ii)      Aggregate price of securities redeemed or        $ 33,219,942
                  repurchased during the fiscal year:              ------------

        (iii)     Aggregate price of shares redeemed or
                  repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995 that
                  were not previously used to reduce               $ __________
                  registration fees payable to the Commission:

        (iv)      Total available redemption credits [add
                  items 5(ii) and 5(iii)]:                        -$ 33,219,942
                                                                  -------------

        (v)       Net sales -- if Item 5(i) is greater than         $37,205,078
                  Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:  -----------

        (vi)      Redemption credits available for use in           $ _________
                  future years -- if Item 5(i) is less than         -----------
                  Item 5(iv) [subtract Item 5(iv) from Item
                  5(i)]:

        (vii)     Multiplier for determining registration fee
                  (See Instruction C.9):                            x  .0001267
                                                                     ----------

        (viii)    Registration fee due [multiply Item 5(v) by       =
                  Item 5(vii)] (enter "0" if no fee is due):            $ 4,209
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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
        __________.
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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer fiscal year (see Instruction D):
                                                              +$
                                                                ---------------
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  = $
                                                                    -----------
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9.      Date the registration fee and any interest payment was sent to the
        Commissions lockbox depository:   March 25, 2004
        Method of Delivery:
                      X     Wire Transfer
                     |_|    Mail or other means
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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


        By (Signature and Title)*   /s/___________________________

                                    Tracy Michels
                                    Assistant Vice President & Deputy
                                    Compliance Officer

        Date 03/26/2004

                   *Please print the name and title of the signing officer below the signature.